SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2015
Subsequent Events [Abstract]
Subsequent Events

NOTE 6 – SUBSEQUENT EVENTS

On November 2, 2015, the Company issued Mojave 1,250,000 shares of the Company’s Common Stock in settlement of an option and work commitment payment as part of the October 29, 2014 Option. See Note 2.